Lease - Summary of Other Supplemental Information Related to Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Leases [Abstract]
Operating cash flows used in operating leases	¥ 40,275	$ 6,172	¥ 21,092	¥ 2,703
Operating cash flows used in finance leases	6,008	921	6,599	4,956
Financing cash flows used in finance leases	18,441	2,826	9,230	75,691
Lease liabilities arising from obtaining right-of-use assets
Operating leases	8,091	1,240	13,044	1,357
Finance leases	¥ 708	$ 109	¥ 178	¥ 62,404
Weighted-average remaining lease term (years)
Operating leases	13 years 8 months 4 days	13 years 8 months 4 days	14 years 6 months 10 days
Finance leases	27 years 25 days	27 years 25 days	28 years 2 months 26 days
Weighted-average discount rate
Operating leases	8.59%	8.59%	8.58%
Finance leases	9.05%	9.05%	9.06%